Equity - Investment shares (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2022 USD ($)
Total investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	271,677
Investment shares	S/ 791	$ 791
Other reserves of equity [member] | Investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	744,640
Investment shares	S/ 2,161	2,161
Other reserves of equity [member] | Treasury investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	(472,963)
Investment shares	S/ (1,370)	$ (1,370)